Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	China Lending Corp
Entity Central Index Key	0001611852
Amendment Flag	false
Trading Symbol	CADTU
Document Type	F-1
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2016